LIQUIDITY GOING CONCERN UNCERTAINTIES (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 104,860	$ 512,137
Cash and cash equivalents	16,883		$ 3,994
Working capital deficit	5,125,121
Accumulated loss	$ 14,048,907		$ 13,755,305